Right-of-use assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Opening amount	SFr 543,340
Additions	27,612	SFr 322,528
Depreciation charge	(359,474)	(324,143)
Effect of modification to lease terms	434,150
Disposals	(72,504)
Exchange differences	(7,780)	445
Closing amount	565,344	543,340
Cash outflow for leases	367,412	316,348
Research and development expenses
Right-of-use assets
Depreciation charge	(291,107)	(259,940)
General and administration expenses
Right-of-use assets
Depreciation charge	(68,367)	(64,203)
Cost
Right-of-use assets
Opening amount	867,038
Closing amount	1,182,506	867,038
Accumulated depreciation
Right-of-use assets
Opening amount	(323,698)
Closing amount	(617,162)	(323,698)
After application of IFRS 16
Right-of-use assets
Opening amount		544,510
Properties
Right-of-use assets
Opening amount	496,126
Additions	27,612	308,987
Depreciation charge	(333,714)	(296,656)
Effect of modification to lease terms	434,150
Disposals	(72,504)
Exchange differences	(7,780)	445
Closing amount	543,890	496,126
Properties | Cost
Right-of-use assets
Opening amount	792,337
Closing amount	1,111,338	792,337
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(296,211)
Closing amount	(567,448)	(296,211)
Properties | After application of IFRS 16
Right-of-use assets
Opening amount		483,350
Equipment
Right-of-use assets
Opening amount	47,214
Additions		13,541
Depreciation charge	(25,760)	(27,487)
Closing amount	21,454	47,214
Equipment | Cost
Right-of-use assets
Opening amount	74,701
Closing amount	71,168	74,701
Equipment | Accumulated depreciation
Right-of-use assets
Opening amount	(27,487)
Closing amount	SFr (49,714)	(27,487)
Equipment | After application of IFRS 16
Right-of-use assets
Opening amount		SFr 61,160